Mine Care and Maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 31,780	$ 102,105
COVID-19, Suspension of Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	0	76,298
Excluding COVID 19
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	31,780	25,807
Gross carrying amount [member] | COVID-19, Suspension of Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	0	58,323
Accumulated Depreciation [member] | COVID-19, Suspension of Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 0	$ 17,975